Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	May 01, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000031307
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 11,183	$ 11,084	$ 11,040	$ 11,264	$ 10,748	$ 10,767	$ 11,214	$ 11,407	$ 11,202	$ 10,922	$ 10,554	$ 10,723	$ 10,668	$ 10,952	$ 11,145	$ 11,097	$ 11,248	$ 11,351	$ 10,705	$ 10,336	$ 10,982	$ 11,079	$ 11,099	$ 11,657	$ 11,738	$ 12,032	$ 11,690	$ 11,522	$ 12,498	$ 12,498	$ 11,964	$ 13,373	$ 13,161	$ 12,685	$ 11,634	$ 10,971	$ 10,117	$ 9,766	$ 10,422	$ 10,156	$ 9,759	$ 9,782	$ 9,595	$ 9,384	$ 9,103	$ 8,448	$ 8,612	$ 8,074	$ 7,910	$ 7,559	$ 7,301	$ 7,231	$ 7,442	$ 6,974	$ 6,599	$ 6,436		$ 6,178	$ 6,248	$ 7,066	$ 7,438	$ 8,029	$ 7,626	$ 7,845	$ 7,692	$ 7,605	$ 7,801	$ 7,866	$ 7,654	$ 7,937	$ 7,980	$ 8,002	$ 7,937	$ 7,525	$ 8,025	$ 8,112	$ 8,306	$ 8,162	$ 8,313	$ 8,485	$ 8,839	$ 8,688	$ 8,494	$ 8,539	$ 8,687	$ 8,518	$ 8,307	$ 8,349	$ 8,180	$ 8,201	$ 8,180	$ 7,990	$ 8,008	$ 8,123	$ 8,238	$ 8,467	$ 8,448	$ 8,391	$ 8,257	$ 8,142	$ 8,180	$ 7,931	$ 8,084	$ 8,506	$ 8,142	$ 8,161	$ 7,548	$ 7,280	$ 7,375	$ 7,490	$ 7,739	$ 8,333	$ 8,352	$ 8,640	$ 8,736	$ 9,770	$ 9,617	$ 9,904	$ 9,387	$ 9,904	$ 9,655	$ 10,000
C000218423
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 18,396	18,233	18,151	18,508	17,663	17,683	18,426	18,742	18,396	17,938	17,332	17,598	17,499	17,962	18,278	18,199	18,435	18,603	17,539	16,937	17,992	18,140	18,174	19,075	19,208	19,686	19,122	18,848	20,430	20,430	19,553	21,855	21,494	20,719	18,994	17,908	16,510	15,932	16,996	16,578	15,932	15,932	15,627	15,323	14,829	13,764	14,030	13,156	12,852	12,281	11,863	11,749	12,091	11,331	10,722	10,456	$ 10,000
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 18,426	18,240	18,167	18,510	17,651	17,643	18,385	18,672	18,350	17,869	17,297	17,555	17,485	17,969	18,383	18,334	18,462	18,605	17,509	16,830	17,835	17,970	18,007	18,895	18,988	19,464	18,946	18,576	20,215	20,197	19,371	21,711	21,385	20,534	18,900	17,792	16,356	15,799	17,045	16,616	15,828	15,875	15,588	15,305	14,899	13,758	14,060	13,205	12,867	12,258	11,842	11,677	12,082	11,317	10,706	10,467	$ 10,000
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 11,356	$ 11,241	$ 11,196	$ 11,407	$ 10,878	$ 10,873	$ 11,330	$ 11,507	$ 11,309	$ 11,013	$ 10,660	$ 10,819	$ 10,776	$ 11,074	$ 11,329	$ 11,299	$ 11,378	$ 11,466	$ 10,791	$ 10,372	$ 10,991	$ 11,075	$ 11,098	$ 11,645	$ 11,702	$ 11,996	$ 11,676	$ 11,448	$ 12,458	$ 12,447	$ 11,938	$ 13,380	$ 13,179	$ 12,655	$ 11,648	$ 10,965	$ 10,080	$ 9,737	$ 10,505	$ 10,240	$ 9,755	$ 9,784	$ 9,607	$ 9,432	$ 9,182	$ 8,479	$ 8,665	$ 8,138	$ 7,930	$ 7,554	$ 7,298	$ 7,197	$ 7,446	$ 6,974	$ 6,598	$ 6,451		$ 6,182	$ 6,279	$ 7,201	$ 7,584	$ 8,186	$ 7,793	$ 7,998	$ 7,839	$ 7,748	$ 7,932	$ 7,986	$ 7,777	$ 8,048	$ 8,082	$ 8,096	$ 8,015	$ 7,601	$ 8,164	$ 8,210	$ 8,391	$ 8,233	$ 8,381	$ 8,564	$ 8,874	$ 8,750	$ 8,530	$ 8,583	$ 8,734	$ 8,564	$ 8,316	$ 8,355	$ 8,179	$ 8,191	$ 8,159	$ 7,978	$ 7,993	$ 8,101	$ 8,225	$ 8,450	$ 8,432	$ 8,421	$ 8,272	$ 8,163	$ 8,203	$ 7,954	$ 8,096	$ 8,533	$ 8,194	$ 8,210	$ 7,566	$ 7,287	$ 7,408	$ 7,534	$ 7,774	$ 8,382	$ 8,420	$ 8,718	$ 8,799	$ 9,844	$ 9,677	$ 9,945	$ 9,406	$ 9,915	$ 9,666	$ 10,000